SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Concentration of credit risk
Advances to suppliers	$ 193,818	$ 253,484
Supplier | Supplier A
Concentration of credit risk
Advances to suppliers		$ 35,359